Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities
Schedule of Accounts payable and accrued liabilities
	December 31, 2022	December 31, 2021
	$	$
Trade payable	448,206	196,198
Sales tax payable	345,036	150,832
Accrued liabilities	972,889	782,777

	1,766,131	1,129,807